Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000065302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000065302 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[1],[2]
C000065302 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000065302 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000065302 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
C000065302 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000065302 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
C000065302 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000065302 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[1]
C000065302 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000065302 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000065302 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000065302 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000065302 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[1]
C000065304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000065304 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[3],[4]
C000065304 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3]
C000065304 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000065304 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[3]
C000065304 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000065304 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[3]
C000065304 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000065304 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[3]
C000065304 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
C000065304 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000065304 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000065304 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000065304 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[3]
C000065306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000065306 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[5],[6]
C000065306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[5]
C000065306 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000065306 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
C000065306 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000065306 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[5]
C000065306 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[5]
C000065306 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[5]
C000065306 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000065306 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000065306 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5]
C000065306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000065306 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[5]
C000065307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000065307 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[7],[8]
C000065307 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[7]
C000065307 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[7]
C000065307 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
C000065307 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000065307 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[7]
C000065307 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[7]
C000065307 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[7]
C000065307 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[7]
C000065307 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
C000065307 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[7]
C000065307 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000065307 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[7]
C000065308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000065308 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[9],[10]
C000065308 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[9]
C000065308 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000065308 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[9]
C000065308 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000065308 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[9]
C000065308 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[9]
C000065308 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[9]
C000065308 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[9]
C000065308 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000065308 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[9]
C000065308 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000065308 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[9]
C000065309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000065309 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[11],[12]
C000065309 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[11]
C000065309 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[11]
C000065309 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[11]
C000065309 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000065309 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[11]
C000065309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000065309 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[11]
C000065309 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[11]
C000065309 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000065309 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000065309 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000065309 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[11]
C000200567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000200567 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[13],[14]
C000200567 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[13]
C000200567 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[13]
C000200567 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[13]
C000200567 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000200567 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[13]
C000200567 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[13]
C000200567 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[13]
C000200567 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[13]
C000200567 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[13]
C000200567 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[13]
C000200567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[13]
C000200567 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[13]
C000065305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000065305 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[15],[16]
C000065305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[15]
C000065305 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[15]
C000065305 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[15]
C000065305 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000065305 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[15]
C000065305 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[15]
C000065305 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[15]
C000065305 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[15]
C000065305 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[15]
C000065305 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[15]
C000065305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[15]
C000065305 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[15]
C000185747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000185747 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[17],[18]
C000185747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[17]
C000185747 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[17]
C000185747 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[17]
C000185747 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000185747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[17]
C000185747 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[17]
C000185747 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[17]
C000185747 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[17]
C000185747 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[17]
C000185747 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[17]
C000185747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000185747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[17]
C000089180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000089180 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[19],[20]
C000089180 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[19]
C000089180 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000089180 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000089180 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[19]
C000089180 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[19]
C000089180 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[19]
C000089180 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[19]
C000089180 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[19]
C000089180 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[19]
C000089180 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000089180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[19]
C000089180 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[19]
C000089181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000089181 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[21],[22]
C000089181 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000089181 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[21]
C000089181 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000089181 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[21]
C000089181 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[21]
C000089181 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[21]
C000089181 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[21]
C000089181 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[21]
C000089181 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[21]
C000089181 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[21]
C000089181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[21]
C000089181 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000089182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000089182 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[23],[24]
C000089182 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[23]
C000089182 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[23]
C000089182 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000089182 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[23]
C000089182 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[23]
C000089182 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[23]
C000089182 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[23]
C000089182 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[23]
C000089182 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[23]
C000089182 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[23]
C000089182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[23]
C000089182 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000089183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000089183 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[25],[26]
C000089183 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[25]
C000089183 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
C000089183 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000089183 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[25]
C000089183 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[25]
C000089183 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[25]
C000089183 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[25]
C000089183 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[25]
C000089183 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[25]
C000089183 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[25]
C000089183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[25]
C000089183 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000010045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010045 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000010045 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010045 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000010045 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010045 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000010045 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[27]
C000010045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000010045 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000010045 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000185727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185727 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000185727 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185727 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185727 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000185727 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185727 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000185727 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[29]
C000185727 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000185727 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000185727 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000048995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048995 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000048995 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048995 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000048995 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000048995 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000048995 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048995 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000048995 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048995 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048995 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048995 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048995 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[31]
C000048995 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048997 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000048997 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048997 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000048997 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000048997 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000048997 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048997 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000048997 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048997 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048997 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048997 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[32]
C000048997 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048998 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000048998 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048998 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000048998 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000048998 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000048998 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048998 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000048998 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048998 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048998 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000048998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048998 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048998 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[33]
C000048998 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200566 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200566 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200566 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200566 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000200566 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200566 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200566 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200566 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200566 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200566 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200566 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200566 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[34]
C000200566 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185741 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000185741 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185741 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185741 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000185741 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000185741 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000185741 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185741 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000185741 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185741 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000185741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185741 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185741 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[35]
C000185741 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049001 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049001 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000049001 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000049001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049001 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000049001 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049001 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000049001 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[37]
C000049001 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000049001 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049001 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000049001 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049001 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049001 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000048999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048999 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000048999 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000048999 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000048999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000048999 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000048999 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000048999 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[39]
C000048999 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000048999 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000048999 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000048999 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048999 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048999 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000048999 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000185743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185743 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000185743 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000185743 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000185743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000185743 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000185743 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000185743 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000185743 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[41]
C000185743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000185743 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000185743 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000185743 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185743 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185743 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000052097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000052097 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000052097 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000052097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000052097 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000052097 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000052097 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052097 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000052097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[43]
C000052097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000052097 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052097 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000052097 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000052097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000052097 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000105495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105495 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105495 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000105495 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000105495 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105495 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000105495 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105495 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000105495 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[45]
C000105495 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000105495 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105495 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000105495 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105495 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105495 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105495 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000148300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148300 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000148300 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000148300 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000148300 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000148300 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000148300 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000148300 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000148300 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[47]
C000148300 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000148300 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000148300 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000148300 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148300 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148300 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000148300 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000049000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049000 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049000 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000049000 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[48]
C000049000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049000 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000049000 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000049000 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[49]
C000049000 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000049000 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049000 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[48]
C000049000 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049000 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049000 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[48]
C000105493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105493 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105493 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000105493 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[50]
C000105493 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105493 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000105493 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105493 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000105493 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[51]
C000105493 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000105493 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105493 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[50]
C000105493 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105493 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105493 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105493 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[50]
C000105494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105494 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105494 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000105494 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52]
C000105494 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105494 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000105494 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105494 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000105494 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[53]
C000105494 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000105494 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105494 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52]
C000105494 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105494 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105494 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105494 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52]
C000185705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185705 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185705 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185705 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185705 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000185705 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000185705 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000185705 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[54]
C000185705 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185705 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040953 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040953 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000040953 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040953 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040953 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000040953 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000040953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[55]
C000040953 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040953 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009964 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009964 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009964 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009964 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009964 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000009964 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[56]
C000009964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009964 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[57]
C000009965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[57],[58]
C000009965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[57]
C000009965 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[57]
C000009965 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[57]
C000009965 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[57]
C000009965 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[57]
C000009965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[57]
C000009965 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[57]
C000009965 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[57]
C000009965 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[57]
C000009965 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[57]
C000009965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[57]
C000009965 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[57]
C000009967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[59]
C000009967 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[59],[60]
C000009967 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[59]
C000009967 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[59]
C000009967 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[59]
C000009967 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[59]
C000009967 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[59]
C000009967 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[59]
C000009967 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[59]
C000009967 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[59]
C000009967 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[59]
C000009967 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[59]
C000009967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[59]
C000009967 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[59]
C000035175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[61]
C000035175 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[61],[62]
C000035175 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[61]
C000035175 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[61]
C000035175 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[61]
C000035175 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[61]
C000035175 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[61]
C000035175 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[61]
C000035175 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[61]
C000035175 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[61]
C000035175 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[61]
C000035175 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[61]
C000035175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[61]
C000035175 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[61]
C000040954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[63]
C000040954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[63],[64]
C000040954 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[63]
C000040954 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[63]
C000040954 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[63]
C000040954 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[63]
C000040954 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[63]
C000040954 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[63]
C000040954 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[63]
C000040954 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[63]
C000040954 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[63]
C000040954 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[63]
C000040954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[63]
C000040954 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[63]
C000185707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[65]
C000185707 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[65],[66]
C000185707 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[65]
C000185707 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[65]
C000185707 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[65]
C000185707 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[65]
C000185707 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[65]
C000185707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[65]
C000185707 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[65]
C000185707 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[65]
C000185707 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[65]
C000185707 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[65]
C000185707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[65]
C000185707 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[65]
C000009968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[67]
C000009968 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[67],[68]
C000009968 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[67]
C000009968 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[67]
C000009968 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[67]
C000009968 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[67]
C000009968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[67]
C000009968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[67]
C000009968 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[67]
C000009968 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[67]
C000009968 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[67]
C000009968 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[67]
C000009968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[67]
C000009968 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[67]
C000040955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[69]
C000040955 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[69],[70]
C000040955 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[69]
C000040955 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[69]
C000040955 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[69]
C000040955 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[69]
C000040955 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[69]
C000040955 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[69]
C000040955 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[69]
C000040955 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[69]
C000040955 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[69]
C000040955 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[69]
C000040955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[69]
C000040955 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[69]
C000040956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[71]
C000040956 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[71],[72]
C000040956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[71]
C000040956 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[71]
C000040956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[71]
C000040956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[71]
C000040956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[71]
C000040956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[71]
C000040956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[71]
C000040956 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[71]
C000040956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[71]
C000040956 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[71]
C000040956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[71]
C000040956 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[71]
C000200564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[73]
C000200564 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[73],[74]
C000200564 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[73]
C000200564 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[73]
C000200564 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[73]
C000200564 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[73]
C000200564 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[73]
C000200564 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[73]
C000200564 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[73]
C000200564 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[73]
C000200564 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[73]
C000200564 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[73]
C000200564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[73]
C000200564 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[73]
C000009969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[75]
C000009969 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[75],[76]
C000009969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[75]
C000009969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[75]
C000009969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[75]
C000009969 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[75]
C000009969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[75]
C000009969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[75]
C000009969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[75]
C000009969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[75]
C000009969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[75]
C000009969 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[75]
C000009969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[75]
C000009969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[75]
C000009971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[77]
C000009971 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[77],[78]
C000009971 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[77]
C000009971 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[77]
C000009971 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[77]
C000009971 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[77]
C000009971 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[77]
C000009971 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[77]
C000009971 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[77]
C000009971 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[77]
C000009971 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[77]
C000009971 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[77]
C000009971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[77]
C000009971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000064694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[79]
C000064694 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[79],[80]
C000064694 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[79]
C000064694 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[79]
C000064694 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[79]
C000064694 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[79]
C000064694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[79]
C000064694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[79]
C000064694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[79]
C000064694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[79]
C000064694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[79]
C000064694 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[79]
C000064694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[79]
C000064694 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000040957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[81]
C000040957 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[81],[82]
C000040957 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[81]
C000040957 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[81]
C000040957 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[81]
C000040957 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[81]
C000040957 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[81]
C000040957 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[81]
C000040957 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[81]
C000040957 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[81]
C000040957 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[81]
C000040957 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[81]
C000040957 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[81]
C000040957 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[81]
C000040958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[83]
C000040958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[83],[84]
C000040958 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[83]
C000040958 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[83]
C000040958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[83]
C000040958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[83]
C000040958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[83]
C000040958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[83]
C000040958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[83]
C000040958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[83]
C000040958 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[83]
C000040958 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[83]
C000040958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[83]
C000040958 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[83]
C000040959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[85]
C000040959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[85],[86]
C000040959 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[85]
C000040959 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[85]
C000040959 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[85]
C000040959 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[85]
C000040959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[85]
C000040959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[85]
C000040959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[85]
C000040959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[85]
C000040959 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[85]
C000040959 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[85]
C000040959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[85]
C000040959 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[85]
C000148292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[87]
C000148292 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[87],[88]
C000148292 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[87]
C000148292 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[87]
C000148292 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[87]
C000148292 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[87]
C000148292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[87]
C000148292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[87]
C000148292 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[87]
C000148292 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[87]
C000148292 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[87]
C000148292 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[87]
C000148292 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[87]
C000148292 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[87]
C000009972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[89]
C000009972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[89],[90]
C000009972 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[89]
C000009972 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[89]
C000009972 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[89]
C000009972 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[89]
C000009972 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[89]
C000009972 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[89]
C000009972 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[89]
C000009972 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[89]
C000009972 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[89]
C000009972 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[89]
C000009972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[89]
C000009972 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[89]
C000185709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[91]
C000185709 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[91],[92]
C000185709 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[91]
C000185709 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[91]
C000185709 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[91]
C000185709 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[91]
C000185709 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[91]
C000185709 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[91]
C000185709 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[91]
C000185709 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[91]
C000185709 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[91]
C000185709 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[91]
C000185709 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[91]
C000185709 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[91]
C000010008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010008 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000010008 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000010008 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010008 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010008 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010008 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010008 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[93]
C000010008 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000010010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010010 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000010010 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000010010 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010010 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010010 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010010 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[94]
C000010010 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000085295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085295 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000085295 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000085295 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085295 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085295 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085295 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000085295 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[95]
C000085295 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000105490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105490 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000105490 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000105490 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105490 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105490 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105490 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105490 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[96]
C000105490 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000185721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185721 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000185721 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000185721 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000185721 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185721 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185721 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185721 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000185721 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[97]
C000185721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000010011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010011 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000010011 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000010011 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010011 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010011 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010011 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010011 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[98]
C000010011 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000105491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105491 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000105491 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000105491 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105491 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105491 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105491 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105491 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[99]
C000105491 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000105492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105492 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000105492 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000105492 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105492 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105492 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105492 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105492 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105492 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[100]
C000105492 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000211747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211747 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000211747 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000211747 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211747 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000211747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[101]
C000211747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000040987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040987 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000040987 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040987 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040987 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000040987 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000040987 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000040987 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[102]
C000040987 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000040987 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[103]
C000040987 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[103]
C000040988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040988 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000040988 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040988 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040988 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000040988 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000040988 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000040988 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[104]
C000040988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000040988 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[105]
C000040988 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[105]
C000040989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040989 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000040989 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040989 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040989 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000040989 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000040989 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000040989 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[106]
C000040989 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000040989 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[107]
C000040989 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[107]
C000148296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148296 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000148296 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148296 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148296 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000148296 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148296 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000148296 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[108]
C000148296 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000148296 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[109]
C000148296 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[109]
C000010044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010044 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000010044 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010044 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000010044 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010044 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000010044 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[110]
C000010044 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000010044 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[111]
C000010044 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[111]
C000035179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035179 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000035179 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035179 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035179 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000035179 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035179 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000035179 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[112]
C000035179 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000035179 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[113]
C000035179 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[113]
C000010042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010042 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000010042 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010042 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010042 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
C000010042 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010042 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000010042 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[114]
C000010042 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000010042 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[115]
C000010042 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[115]
C000009947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009947 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009947 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009947 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009947 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000009947 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009947 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000185695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185695 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000185695 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185695 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185695 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000185695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040932 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000040932 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000040932 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040932 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040932 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040932 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000040932 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009919 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000009919 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009919 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009919 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009919 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009919 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009949 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009949 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009949 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000009949 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009949 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049003 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000049003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000049003 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049003 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049003 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000040942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040942 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040942 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000040942 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040942 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000040942 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000040942 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040942 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000040943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040943 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040943 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000040943 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040943 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000040943 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000040943 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040943 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000040944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040944 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040944 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000040944 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040944 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000040944 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000040944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040944 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227371 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227371 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000227371 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227371 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227371 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009950 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009950 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009950 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000009950 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009950 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000185702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185702 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185702 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185702 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000185702 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185702 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185702 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009961 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009961 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009961 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009961 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009961 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009961 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000009961 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[116]
C000009961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009961 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009963 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009963 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009963 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009963 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009963 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000009963 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[117]
C000009963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009963 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000035174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035174 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035174 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035174 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035174 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000035174 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000035174 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[118]
C000035174 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000035174 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040951 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040951 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000040951 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040951 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040951 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000040951 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000040951 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[119]
C000040951 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040951 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040952 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040952 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000040952 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040952 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040952 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000040952 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000040952 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[120]
C000040952 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040952 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009916 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000009916 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009916 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009916 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009916 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009916 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009918 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000009918 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009918 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009918 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009918 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009918 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035169 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000035169 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035169 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035169 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040930 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000040930 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000040930 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040930 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040930 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040930 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000040930 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040931 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000040931 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000040931 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040931 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040931 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040931 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000040931 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[121]
C000166660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[121]
C000166660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[121]
C000166660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[121]
C000166660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[121]
C000166660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[121]
C000166660 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[121]
C000166660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[121]
C000166660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[121]
C000166660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[121]
C000166660 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[121]
C000166660 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[121]
C000166661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[122]
C000166661 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[122]
C000166661 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[122]
C000166661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[122]
C000166661 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[122]
C000166661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[122]
C000166661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[122]
C000166661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[122]
C000166661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[122]
C000166661 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[122]
C000166661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[122]
C000166661 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[122]
C000166662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[123]
C000166662 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[123]
C000166662 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[123]
C000166662 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[123]
C000166662 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[123]
C000166662 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[123]
C000166662 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[123]
C000166662 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[123]
C000166662 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[123]
C000166662 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[123]
C000166662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[123]
C000166662 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[123]
C000166663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[124]
C000166663 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[124]
C000166663 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[124]
C000166663 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[124]
C000166663 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[124]
C000166663 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[124]
C000166663 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[124]
C000166663 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[124]
C000166663 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[124]
C000166663 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[124]
C000166663 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[124]
C000166663 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[124]
C000166664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[125]
C000166664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[125]
C000166664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[125]
C000166664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[125]
C000166664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[125]
C000166664 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[125]
C000166664 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[125]
C000166664 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[125]
C000166664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[125]
C000166664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[125]
C000166664 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[125]
C000166664 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[125]
C000166665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[126]
C000166665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[126]
C000166665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[126]
C000166665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[126]
C000166665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[126]
C000166665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[126]
C000166665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[126]
C000166665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[126]
C000166665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[126]
C000166665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[126]
C000166665 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[126]
C000166665 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[126]
C000166666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[127]
C000166666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[127]
C000166666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[127]
C000166666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[127]
C000166666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[127]
C000166666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[127]
C000166666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[127]
C000166666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[127]
C000166666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[127]
C000166666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[127]
C000166666 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[127]
C000166666 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[127]
C000166667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[128]
C000166667 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[128]
C000166667 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[128]
C000166667 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[128]
C000166667 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[128]
C000166667 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[128]
C000166667 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[128]
C000166667 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[128]
C000166667 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[128]
C000166667 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[128]
C000166667 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[128]
C000166667 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[128]
C000185775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[129]
C000185775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[129]
C000185775 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[129]
C000185775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[129]
C000185775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[129]
C000185775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[129]
C000185775 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[129]
C000185775 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[129]
C000185775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[129]
C000185775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[129]
C000185775 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[129]
C000185775 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[129]
C000175596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[130]
C000175596 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[130]
C000175596 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[130]
C000175596 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[130]
C000175596 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[130]
C000175596 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[130]
C000175596 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[130]
C000175596 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[130]
C000175596 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[130]
C000175596 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[130]
C000175596 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[130]
C000175596 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[130]
C000175597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[131]
C000175597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[131]
C000175597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[131]
C000175597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[131]
C000175597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[131]
C000175597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[131]
C000175597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[131]
C000175597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[131]
C000175597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[131]
C000175597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[131]
C000175597 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[131]
C000175597 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[131]
C000175598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[132]
C000175598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[132]
C000175598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[132]
C000175598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[132]
C000175598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[132]
C000175598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[132]
C000175598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[132]
C000175598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[132]
C000175598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[132]
C000175598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[132]
C000175598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[132]
C000175598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[132]
C000175599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[133]
C000175599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[133]
C000175599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[133]
C000175599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[133]
C000175599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[133]
C000175599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[133]
C000175599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[133]
C000175599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[133]
C000175599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[133]
C000175599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[133]
C000175599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[133]
C000175599 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[133]
C000175600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[134]
C000175600 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[134]
C000175600 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[134]
C000175600 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[134]
C000175600 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[134]
C000175600 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[134]
C000175600 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[134]
C000175600 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[134]
C000175600 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[134]
C000175600 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[134]
C000175600 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[134]
C000175600 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[134]
C000175601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[135]
C000175601 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[135]
C000175601 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[135]
C000175601 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[135]
C000175601 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[135]
C000175601 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[135]
C000175601 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[135]
C000175601 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[135]
C000175601 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[135]
C000175601 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[135]
C000175601 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[135]
C000175601 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[135]
C000156246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156246 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156246 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156246 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156246 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156246 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156246 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156246 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156246 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156246 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156246 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156246 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156246 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[136]
C000156246 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000185761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185761 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000185761 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000185761 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185761 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185761 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[137]
C000185761 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[138]
C000185761 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000185761 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185761 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[137]
C000156247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156247 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156247 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156247 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156247 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156247 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156247 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156247 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156247 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156247 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156247 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156247 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156247 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[139]
C000156247 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156248 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156248 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156248 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156248 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156248 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156248 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156248 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156248 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156248 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156248 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156248 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156248 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[140]
C000156248 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000185771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185771 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185771 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000185771 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000185771 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000185771 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000185771 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000185771 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000185771 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185771 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000185771 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185771 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185771 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185771 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[141]
C000185771 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105109 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105109 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000105109 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105109 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105109 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[142]
C000105109 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[143]
C000105109 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000105109 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105109 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[142]
C000105108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105108 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105108 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000105108 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105108 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105108 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[144]
C000105108 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[145]
C000105108 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000105108 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105108 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[144]
C000105107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105107 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105107 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000105107 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105107 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105107 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[146]
C000105107 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[147]
C000105107 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000105107 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105107 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[146]
C000105104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105104 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105104 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000105104 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105104 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105104 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[148]
C000105104 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[149]
C000105104 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000105104 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105104 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[148]
C000105103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105103 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105103 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000105103 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105103 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105103 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[150]
C000105103 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[151]
C000105103 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000105103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105103 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[150]
C000105105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105105 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105105 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000105105 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105105 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105105 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[152]
C000105105 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[153]
C000105105 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000105105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105105 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[152]
C000105106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105106 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105106 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000105106 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105106 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105106 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[154]
C000105106 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[155]
C000105106 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000105106 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105106 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[154]
C000156249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156249 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156249 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156249 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156249 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156249 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000156249 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156249 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156249 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156249 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000156249 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156249 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156249 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156249 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[156]
C000156250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156250 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156250 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156250 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156250 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156250 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000156250 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156250 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156250 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156250 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000156250 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156250 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156250 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[157]
C000185773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185773 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185773 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000185773 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185773 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000185773 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000185773 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185773 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185773 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000185773 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000185773 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000185773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185773 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185773 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[158]
C000156251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156251 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156251 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156251 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156251 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156251 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000156251 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156251 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156251 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156251 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000156251 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156251 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156251 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[159]
C000101264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[160]
C000101264 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[160],[161]
C000101264 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[160]
C000101264 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[160]
C000101264 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[160]
C000101264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[160]
C000101264 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[160]
C000101264 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[160]
C000101264 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[160]
C000101264 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[160]
C000101264 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[160]
C000101264 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[160]
C000101264 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[160]
C000101264 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[160]
C000200569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[162]
C000200569 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[162],[163]
C000200569 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[162]
C000200569 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[162]
C000200569 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[162]
C000200569 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[162]
C000200569 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[162]
C000200569 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[162]
C000200569 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[162]
C000200569 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[162]
C000200569 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[162]
C000200569 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[162]
C000200569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[162]
C000200569 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[162]
C000101265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[164]
C000101265 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[164],[165]
C000101265 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[164]
C000101265 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[164]
C000101265 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[164]
C000101265 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[164]
C000101265 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[164]
C000101265 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[164]
C000101265 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[164]
C000101265 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[164]
C000101265 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[164]
C000101265 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[164]
C000101265 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[164]
C000101265 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[164]
C000185757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[166]
C000185757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[166],[167]
C000185757 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[166]
C000185757 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[166]
C000185757 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[166]
C000185757 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[166]
C000185757 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[166]
C000185757 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[166]
C000185757 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[166]
C000185757 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[166]
C000185757 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[166]
C000185757 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[166]
C000185757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[166]
C000185757 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[166]
C000101268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101268 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101268 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101268 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101268 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101268 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000101268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101268 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[168]
C000101268 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101268 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101268 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101268 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[169]
C000101268 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[169]
C000101269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101269 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101269 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101269 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101269 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000101269 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101269 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[170]
C000101269 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101269 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101269 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101269 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[171]
C000101269 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[171]
C000101270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101270 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101270 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101270 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101270 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000101270 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101270 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[172]
C000101270 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101270 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101270 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101270 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[173]
C000101270 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[173]
C000101271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101271 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101271 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101271 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101271 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000101271 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101271 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[174]
C000101271 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101271 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101271 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101271 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[175]
C000101271 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[175]
C000101272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101272 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101272 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101272 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101272 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000101272 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101272 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[176]
C000101272 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101272 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101272 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101272 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[177]
C000101272 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[177]
C000185759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185759 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185759 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000185759 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000185759 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000185759 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000185759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000185759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[178]
C000185759 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000185759 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185759 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185759 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[179]
C000185759 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[179]
C000101273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101273 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101273 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101273 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101273 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101273 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000101273 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101273 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[180]
C000101273 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101273 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101273 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[181]
C000101273 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[181]
C000148301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148301 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148301 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000148301 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000148301 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000148301 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000148301 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148301 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[182]
C000148301 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000148301 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000148301 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[183]
C000148301 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[183]
C000101274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101274 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101274 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101274 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101274 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101274 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000101274 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101274 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[184]
C000101274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101274 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101274 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[185]
C000101274 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[185]
C000101254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101254 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101254 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000101254 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000101254 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000101254 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101254 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[186]
C000185753 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[186],[187]
C000185753 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[186]
C000185753 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[186]
C000185753 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[186]
C000185753 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[186]
C000185753 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[186]
C000185753 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[186]
C000185753 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[186]
C000185753 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[186]
C000185753 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[186]
C000185753 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[186]
C000185753 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[186]
C000185753 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[186]
C000089184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[188]
C000089184 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[188],[189]
C000089184 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[188]
C000089184 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[188]
C000089184 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[188]
C000089184 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[188]
C000089184 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[188]
C000089184 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[188]
C000089184 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[188]
C000089184 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[188]
C000089184 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[188]
C000089184 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[188]
C000089184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[188]
C000089184 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[188]
C000089185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[190]
C000089185 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[190],[191]
C000089185 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[190]
C000089185 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[190]
C000089185 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[190]
C000089185 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[190]
C000089185 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[190]
C000089185 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[190]
C000089185 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[190]
C000089185 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[190]
C000089185 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[190]
C000089185 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[190]
C000089185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[190]
C000089185 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[190]
C000211748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[192]
C000211748 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[192],[193]
C000211748 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[192]
C000211748 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[192]
C000211748 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[192]
C000211748 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[192]
C000211748 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[192]
C000211748 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[192]
C000211748 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[192]
C000211748 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[192]
C000211748 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[192]
C000211748 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[192]
C000211748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[192]
C000211748 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[192]
C000089186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[194]
C000089186 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[194],[195]
C000089186 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[194]
C000089186 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[194]
C000089186 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[194]
C000089186 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[194]
C000089186 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[194]
C000089186 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[194]
C000089186 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[194]
C000089186 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[194]
C000089186 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[194]
C000089186 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[194]
C000089186 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[194]
C000089186 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[194]
C000101255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101255 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101255 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000101255 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000101255 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000101255 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101256 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101256 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000101256 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000101256 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000101256 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101256 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101257 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101257 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000101257 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000101257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000101257 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101258 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101258 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000101258 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000101258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000101258 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101258 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101259 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000101259 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000101259 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000101259 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101259 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101260 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101260 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000101260 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000101260 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000101260 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101260 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185755 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185755 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000185755 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000185755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000185755 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185755 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[196]
C000101266 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[196],[197]
C000101266 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[196]
C000101266 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[196]
C000101266 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[196]
C000101266 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[196]
C000101266 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[196]
C000101266 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[196]
C000101266 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[196]
C000101266 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[196]
C000101266 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[196]
C000101266 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[196]
C000101266 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[196]
C000101266 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[196]
C000101267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[198]
C000101267 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[198],[199]
C000101267 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[198]
C000101267 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[198]
C000101267 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[198]
C000101267 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[198]
C000101267 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[198]
C000101267 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[198]
C000101267 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[198]
C000101267 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[198]
C000101267 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[198]
C000101267 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[198]
C000101267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[198]
C000101267 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[198]
C000101261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[200]
C000101261 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[200],[201]
C000101261 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[200]
C000101261 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[200]
C000101261 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[200]
C000101261 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[200]
C000101261 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[200]
C000101261 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[200]
C000101261 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[200]
C000101261 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[200]
C000101261 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[200]
C000101261 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[200]
C000101261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[200]
C000101261 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[200]
C000101262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[202]
C000101262 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[202],[203]
C000101262 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[202]
C000101262 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[202]
C000101262 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[202]
C000101262 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[202]
C000101262 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[202]
C000101262 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[202]
C000101262 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[202]
C000101262 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[202]
C000101262 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[202]
C000101262 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[202]
C000101262 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[202]
C000101262 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[202]
C000101263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[204]
C000101263 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[204],[205]
C000101263 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[204]
C000101263 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[204]
C000101263 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[204]
C000101263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[204]
C000101263 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[204]
C000101263 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[204]
C000101263 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[204]
C000101263 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[204]
C000101263 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[204]
C000101263 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[204]
C000101263 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[204]
C000101263 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[204]
C000185166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[206]
C000185166 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[206]
C000185166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[206]
C000185166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[206]
C000185166 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[206]
C000185166 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[206]
C000185166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[206]
C000185166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[206]
C000185166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[206]
C000185166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[206]
C000185166 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[206]
C000185166 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[206]
C000175603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[207]
C000175603 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[207]
C000175603 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[207]
C000175603 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[207]
C000175603 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[207]
C000175603 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[207]
C000175603 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[207]
C000175603 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[207]
C000175603 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[207]
C000175603 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[207]
C000175603 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[207]
C000175603 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[207]
C000175602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[208]
C000175602 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[208]
C000175602 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[208]
C000175602 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[208]
C000175602 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[208]
C000175602 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[208]
C000175602 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[208]
C000175602 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[208]
C000175602 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[208]
C000175602 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[208]
C000175602 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[208]
C000175602 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[208]
C000236422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236422 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000236422 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000236422 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000236424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236424 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000236424 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000236424 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000236423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236423 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000236423 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000236423 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000236425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236425 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000236425 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000236425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000236421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236421 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236421 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000236421 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000236421 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000236420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236420 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000236420 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000236420 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000236419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236419 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000236419 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000236419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[12]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[13]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[14]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[15]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[16]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[21]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[22]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[23]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[24]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[25]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[26]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[27]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[28]	Percentage rounds to zero.
[29]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[30]	Percentage rounds to zero.
[31]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[32]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[33]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[34]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[35]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[36]	Percentage rounds to zero.
[37]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[38]	Percentage rounds to zero.
[39]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[40]	Percentage rounds to zero.
[41]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[42]	Percentage rounds to zero.
[43]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[44]	Percentage rounds to zero.
[45]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[46]	Percentage rounds to zero.
[47]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[48]	Percentage rounds to zero.
[49]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[50]	Percentage rounds to zero.
[51]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[52]	Percentage rounds to zero.
[53]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[54]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[55]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[56]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[57]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[58]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[59]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[60]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[61]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[62]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[63]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[64]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[65]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[66]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[67]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[68]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[69]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[70]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[71]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[72]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[73]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[74]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[75]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[76]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[77]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[78]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[79]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[80]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[81]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[82]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[83]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[84]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[85]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[86]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[87]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[88]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[89]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[90]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[91]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[92]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[93]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[94]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[95]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[96]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[97]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[98]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[99]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[100]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[101]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[102]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[103]	Percentage rounds to zero.
[104]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[105]	Percentage rounds to zero.
[106]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[107]	Percentage rounds to zero.
[108]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[109]	Percentage rounds to zero.
[110]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[111]	Percentage rounds to zero.
[112]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[113]	Percentage rounds to zero.
[114]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[115]	Percentage rounds to zero.
[116]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[117]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[118]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[119]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[120]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[121]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[122]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[123]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[124]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[125]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[126]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[127]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[128]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[129]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[130]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[131]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[132]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[133]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[134]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[135]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[136]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[137]	Percentage rounds to zero.
[138]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[139]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[140]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[141]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[142]	Percentage rounds to zero.
[143]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[144]	Percentage rounds to zero.
[145]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[146]	Percentage rounds to zero.
[147]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[148]	Percentage rounds to zero.
[149]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[150]	Percentage rounds to zero.
[151]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[152]	Percentage rounds to zero.
[153]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[154]	Percentage rounds to zero.
[155]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[156]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[157]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[158]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[159]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[160]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[161]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[162]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[163]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[164]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[165]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[166]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[167]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[168]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[169]	Percentage rounds to zero.
[170]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[171]	Percentage rounds to zero.
[172]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[173]	Percentage rounds to zero.
[174]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[175]	Percentage rounds to zero.
[176]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[177]	Percentage rounds to zero.
[178]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[179]	Percentage rounds to zero.
[180]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[181]	Percentage rounds to zero.
[182]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[183]	Percentage rounds to zero.
[184]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[185]	Percentage rounds to zero.
[186]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[187]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[188]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[189]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[190]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[191]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[192]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[193]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[194]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[195]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[196]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[197]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[198]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[199]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[200]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[201]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[202]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[203]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[204]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[205]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[206]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[207]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[208]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.